Other Investments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other investments [line items]
Listed investments	£ 823	£ 1,736
Equity investments measured at fair value through other comprehensive income (FVTOCI) [member]
Other investments [line items]
Fair value of investment disposed during the year	220	240
Cumulative gain loss on disposal of investments	14	132
Exchange adjustments	134	15
Equity investments measured at fair value through profit or loss (FVTPL) [member]
Other investments [line items]
Exchange adjustments		2
Vir Biotechnology, Inc [member]
Other investments [line items]
Investment fair value	180	266
CureVac N.V. [Member]
Other investments [line items]
Investment fair value	75	380
Nimbus Therapeutics, LLC [member]
Other investments [line items]
Investment fair value	£ 139	£ 32